PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Disclosure of movements of PP&E during the period (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	$ 1,408,839
Balance Ending	1,644,199	$ 1,408,839
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	2,140,490	2,044,331
Additions	382,528	147,519
Dispositions		(51,360)
Balance Ending	2,523,018	2,140,490
Accumulated Depletion, Depreciation And Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	(731,651)	(628,670)
Depletion and depreciation	147,168	127,333
Dispositions		(24,352)
Balance Ending	(878,819)	(731,651)
Development And Production Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	1,401,301
Balance Ending	1,636,388	1,401,301
Development And Production Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	2,123,153	2,031,343
Additions	379,220	143,170
Dispositions		(51,360)
Balance Ending	2,502,373	2,123,153
Development And Production Assets [Member] | Accumulated Depletion, Depreciation And Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	(721,852)	(621,093)
Depletion and depreciation	144,133	125,111
Dispositions		(24,352)
Balance Ending	(865,985)	(721,852)
Corporate Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	3,338
Balance Ending	3,213	3,338
Corporate Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	10,926	9,722
Additions	1,857	1,204
Dispositions		0
Balance Ending	12,783	10,926
Corporate Assets [Member] | Accumulated Depletion, Depreciation And Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	(7,588)	(6,107)
Depletion and depreciation	1,982	1,481
Dispositions		0
Balance Ending	(9,570)	(7,588)
Right-of-Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	4,200
Balance Ending	4,598	4,200
Right-of-Use Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	6,411	3,266
Additions	1,451	3,145
Dispositions		0
Balance Ending	7,862	6,411
Right-of-Use Assets [Member] | Accumulated Depletion, Depreciation And Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, Beginning	(2,211)	(1,470)
Depletion and depreciation	1,053	741
Dispositions		0
Balance Ending	$ (3,264)	$ (2,211)